Prepayments for Lease of Land	12 Months Ended
Dec. 31, 2020
Prepayments For Lease Of Land [Abstract]
PREPAYMENTS FOR LEASE OF LAND
7.	PREPAYMENTS FOR LEASE OF LAND

Prepayments for lease of land consist of the followings:

	December 31, 2020	December 31, 2019
Prepayments for lease of land	423,415	$397,311
Less: accumulated amortization	(55,827)	(30,902)
	$367,588	$366,409

Amortization expenses totaled $21,670, $21,650 and $9,921 for the years ended December 31, 2020, 2019 and 2018, respectively.